FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
    The FASB authoritative guidance regarding fair value measurements establishes a fair value hierarchy and prioritizes the inputs used in valuation techniques that measure fair value. Those inputs are prioritized into three levels. Level 1 inputs are unadjusted quoted prices in active markets for assets or liabilities that the Plan can access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly at the measurement date. Level 3 inputs are unobservable inputs for the asset or liability at the measurement date. The Plan's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

    The following table sets forth, by level within the fair value hierarchy, the Plan’s investments that were accounted for at fair value on a recurring basis as of December 31, 2025 and December 31, 2024. The Plan’s investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Recurring Fair Value Measures:	At Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments:
National Fuel Gas Company ESOP Fund	$—	$34,215,991	$—	$34,215,991
Mutual Funds	107,358,672	—	—	107,358,672
	$107,358,672	$34,215,991	$—	$141,574,663
Common/Collective Trust Fund, at net asset value				5,175,860	(1)
Total Investments				$146,750,523

Recurring Fair Value Measures:	At Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments:
National Fuel Gas Company ESOP Fund	$—	$27,624,469	$—	$27,624,469
Mutual Funds	97,706,015	—	—	97,706,015
	$97,706,015	$27,624,469	$—	$125,330,484
Common/Collective Trust Fund, at net asset value				5,494,631	(1)
Total Investments				$130,825,115

(1)In accordance with the FASB authoritative guidance regarding fair value measurement, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

    The fair value of the National Fuel Gas Company ESOP Fund reported in Level 2 is primarily based on the quoted market value of National Fuel Gas Company common stock as well as the value of cash positions, such as money market instruments, and receivables at the close of the Plan year. The mutual funds reported in Level 1 are Securities and Exchange Commission (SEC) registered investments. The fair values of the Plan’s mutual funds are based on quoted market prices as these instruments have active markets.

    The Plan’s investment in the common/collective trust fund is composed primarily of fully benefit-responsive investment contracts and is valued at the net asset value of units of the collective trust. The net asset value is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investments for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily.

    There are not any unfunded commitments whereby the Plan or its participants are required to invest a specified amount of additional capital at a future date to fund investments that will be made by the common/collective trust. The common/collective trust fund does not have any significant restrictions on redemptions. Participant-directed redemptions can be made on any business day and do not have a redemption notice period. The common/collective trust fund seeks to provide current and stable income, while maintaining a stable share value of $1. The fund invests primarily in synthetic investment contracts backed by high-credit-quality fixed income investments and traditional investments issued by insurance companies and banks. The fund seeks to achieve its objective by diversifying among high-credit-quality investments and investment contracts, which are structured to smooth market gains and losses over time.

    The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.